Lease Liability - Summary of Cost Components of The Operating Lease (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease Cost
Operating lease expense	$ 65,739	$ 64,996
Variable lease expense	$ 71,147	$ 68,584
Lease term and Discount Rate
Weighted average remaining lease term (years)	11 months 1 day	11 months 1 day
Weighted average discount rate	9.02%	14.00%